UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-21589

CREDIT SUISSE COMMODITY STRATEGY FUNDS
(Exact name of registrant as specified in charter)

c/o Credit Suisse Asset Management, LLC One Madison Avenue New York, New York		10010
(Address of principal executive offices)		(Zip code)

John G. Popp One Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:	(212) 325-2000

Date of fiscal year end:	October 31st

Date of reporting period:	November 1, 2016 to January 31, 2017

Item 1:                                                        Schedule of Investments

Credit Suisse Commodity ACCESS Strategy Fund

Consolidated Schedule of Investments

January 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES AGENCY OBLIGATIONS (71.5%)
$400	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.900	$400,423
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.936	401,694
900	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.970	901,570
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.968	200,817
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	1.046	502,356
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	1.000	501,026
400	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.856	401,518
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	1.015	200,816
1,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	0.946	1,003,723
775	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	0.946	778,022
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	0.917	802,481
1,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	0.959	1,104,028
350	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	0.988	351,508
300	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/11/19	0.943	300,851
500	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	0.955	501,551
800	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	0.978	802,344
200	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/25/21	0.931	200,039
700	Federal Farm Credit Banks(1)	(AA+, Aaa)	12/08/23	1.166	701,152
500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/28/17	0.515	499,807
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.958	501,302
500	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.967	501,346
500	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	0.845	500,962
500	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	0.841	501,058
500	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	0.968	501,630
600	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	0.877	601,360
1,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	1.123	1,007,051
500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	0.979	502,022
400	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.971	401,633
600	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/11/18	1.000	599,177
700	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	0.793	701,219
1,200	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/24/18	0.793	1,201,763
450	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	448,915
200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	198,811
300	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	01/25/19	0.750	299,879
700	Federal Home Loan Mortgage Corp.(2)	(AA+, Aaa)	02/01/19	0.750	700,000
700	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	0.985	702,101
600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	599,449
700	Federal National Mortgage Association(2)	(AA+, Aaa)	02/01/19	0.750	700,000
300	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	298,184
1,400	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	0.776	1,399,856
550	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	0.766	549,828
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $23,923,858)					23,973,272

UNITED STATES TREASURY OBLIGATIONS (19.4%)
1,300	United States Treasury Bill	(AA+, Aaa)	02/23/17	0.470	1,299,627
500	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	10/31/17	0.724	500,604
800	United States Treasury Floating Rate Notes(1),(3)	(AA+, Aaa)	01/31/18	0.828	802,005
1,700	United States Treasury Floating Rate Notes(1),(4)	(AA+, Aaa)	07/31/18	0.730	1,702,337
1,900	United States Treasury Floating Rate Notes(1)	(AA+, Aaa)	10/31/18	0.700	1,902,059
300	United States Treasury Notes	(AA+, Aaa)	11/30/18	1.000	299,121
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $6,500,097)					6,505,753

SHORT-TERM INVESTMENT (7.3%)
$2,431	State Street Bank and Trust Co. Euro Time Deposit (Cost $2,431,274)		02/01/17	0.010	2,431,274

TOTAL INVESTMENTS AT VALUE (98.2%) (Cost $32,855,229)					32,910,299

OTHER ASSETS IN EXCESS OF LIABILITIES (1.8%)					613,873

NET ASSETS (100.0%)					$33,524,172

†              Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)        Variable rate obligation — The interest rate shown is as of January 31, 2017.

(2)        Step Bond — The interest rate shown is as of January 31, 2017 and will reset at a future date.

(3)        At January 31, 2017, $491,228 in the value of this security has been pledged as collateral for open swap contracts.

(4)        At January 31, 2017, $1,702,337 in the value of this security has been pledged to cover initial margin requirements for open futures contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase

Energy
	USD	Mar 2017	70	$2,657,980	$28,952
	USD	Apr 2017	20	1,068,400	(26,010)
	USD	Apr 2018	17	496,910	(1,931)
	USD	May 2017	34	1,900,940	(14,747)
					$(13,736)

Contracts to Sell

Energy
	USD	Apr 2017	(48)	(1,519,200)	$(39,789)
	USD	Mar 2018	(17)	(582,930)	12,288
					$(27,501)

Livestock
	USD	Mar 2017	(2)	(122,775)	$3,511
	USD	Apr 2017	(41)	(1,135,700)	(6,403)
					$(2,892)
Net unrealized appreciation (depreciation)					$(44,129)

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$5,366,563	03/01/17	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(57,344)
USD	7,449,683	04/03/17	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(53,379)
USD	9,805,433	03/01/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(104,737)
USD	21,210,800	02/03/17	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	61,917
						$(153,543)

(1)        The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
United States Agency Obligations	$—	$23,973,272	$—	$23,973,272
United States Treasury Obligations	—	6,505,753	—	6,505,753
Short-term Investments	—	2,431,274	—	2,431,274
	$—	$32,910,299	$—	$32,910,299
Other Financial Instruments*
Futures Contracts	$44,751	$—	$—	$44,751
Swap Contracts	—	61,917	—	61,917

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$88,880	$—	$—	$88,880
Swap Contracts	—	215,460	—	215,460

*            Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Credit Suisse Commodity Return Strategy Fund

Consolidated Schedule of Investments

January 31, 2017 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (2.6%)
$38,222	BNP Paribas, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(A, A1)	03/27/17	0.419	$58,039,763
18,100	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A3)	02/14/17	0.628	24,711,098
13,000	Deutsche Bank AG London, Commodity Index Linked Senior Unsecured Notes(1),(2),(3)	(BBB+, A3)	02/14/17	0.628	18,536,474
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $69,322,000)					101,287,335

UNITED STATES AGENCY OBLIGATIONS (78.6%)
48,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	04/05/18	0.900	48,050,736
49,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	05/22/18	0.936	49,207,515
78,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/12/18	0.970	78,336,381
32,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/18/18	0.968	32,231,128
63,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	06/22/18	1.046	63,698,741
59,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	07/18/18	1.000	59,121,009
43,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/20/18	0.856	43,163,228
37,800	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/19/18	1.015	37,954,300
134,500	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/22/19	0.946	135,000,743
90,700	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/25/19	0.946	91,053,730
95,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	03/15/19	0.917	95,294,595
134,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	08/19/19	0.959	134,490,708
45,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	09/23/19	0.988	45,193,860
33,410	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/11/19	0.943	33,504,817
62,100	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/24/19	0.955	62,292,696
94,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	10/25/19	0.978	94,676,592
27,400	Federal Farm Credit Banks(1)	(AA+, Aaa)	01/25/21	0.931	27,405,343
46,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	02/05/21	1.123	46,235,520
9,200	Federal Farm Credit Banks(1)	(AA+, Aaa)	11/23/21	1.036	9,206,744
85,000	Federal Farm Credit Banks(1)	(AA+, Aaa)	12/08/23	1.166	85,139,910
30,500	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/28/17	0.510	30,488,334
60,000	Federal Home Loan Bank Discount Notes	(AA+, Aaa)	02/28/17	0.515	59,976,825
63,000	Federal Home Loan Banks(1)	(AA+, Aaa)	10/25/17	0.958	63,163,989
59,800	Federal Home Loan Banks(1)	(AA+, Aaa)	10/27/17	0.967	59,961,041
50,000	Federal Home Loan Banks(1)	(AA+, Aaa)	11/24/17	0.845	50,096,150
60,000	Federal Home Loan Banks(1)	(AA+, Aaa)	12/07/17	0.841	60,126,960
45,000	Federal Home Loan Banks(1)	(AA+, Aaa)	01/04/18	0.968	45,146,745
68,500	Federal Home Loan Banks(1)	(AA+, Aaa)	09/20/18	0.877	68,655,221
83,000	Federal Home Loan Banks(1)	(AA+, Aaa)	07/01/20	1.123	83,585,233
69,500	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	01/08/18	0.979	69,781,058
50,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	03/08/18	0.971	50,204,100
72,400	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/11/18	1.000	72,300,740
28,000	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	05/25/18	1.050	27,909,476
75,800	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/17/18	0.793	75,932,044
135,000	Federal Home Loan Mortgage Corp.(1)	(AA+, Aaa)	07/24/18	0.793	135,198,315
69,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	07/27/18	1.000	69,033,090
27,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	09/21/18	1.000	27,535,323
33,500	Federal Home Loan Mortgage Corp.(4)	(AA+, Aaa)	01/25/19	0.750	33,486,466
50,000	Federal Home Loan Mortgage Corp.(4)	(AA+, Aaa)	02/01/19	0.750	50,000,000
84,000	Federal National Mortgage Association(1)	(AA+, Aaa)	01/11/18	0.985	84,252,084
88,600	Federal National Mortgage Association	(AA+, Aaa)	10/29/18	1.160	88,518,665
50,000	Federal National Mortgage Association(4)	(AA+, Aaa)	02/01/19	0.750	50,000,000
43,000	Federal National Mortgage Association	(AA+, Aaa)	02/26/19	1.250	42,739,635
166,800	Federal National Mortgage Association(1)	(AA+, Aaa)	02/28/19	0.776	166,782,820
111,600	Federal National Mortgage Association(1)	(AA+, Aaa)	03/08/19	0.766	111,565,181
24,500	Federal National Mortgage Association	(AA+, Aaa)	04/28/21	1.650	24,149,331
25,000	Federal National Mortgage Association Discount Notes	(AA+, Aaa)	03/23/17	0.490	24,982,986
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $2,991,203,104)					2,996,830,108

UNITED STATES TREASURY OBLIGATIONS (17.5%)
80,000	United States Treasury Bill	(AA+, Aaa)	02/23/17	0.470	79,977,022
70,000	United States Treasury Floating Rate Notes(1),(5),(6)	(AA+, Aaa)	10/31/17	0.724	70,084,560
75,000	United States Treasury Floating Rate Notes(1),(5),(6)	(AA+, Aaa)	01/31/18	0.828	75,187,950
75,000	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	04/30/18	0.746	75,131,250
25,000	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	07/31/18	0.730	25,034,375
150,000	United States Treasury Floating Rate Notes(1),(6)	(AA+, Aaa)	10/31/18	0.686	150,162,600
35,000	United States Treasury Notes	(AA+, Aaa)	02/15/17	0.625	35,001,872

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

UNITED STATES TREASURY OBLIGATIONS (continued)
$24,000	United States Treasury Notes	(AA+, Aaa)	02/28/17	0.875	$24,006,646
16,500	United States Treasury Notes	(AA+, Aaa)	03/31/17	3.250	16,571,381
33,000	United States Treasury Notes	(AA+, Aaa)	07/31/17	2.375	33,282,645
18,500	United States Treasury Notes	(AA+, Aaa)	10/31/17	1.875	18,651,404
30,000	United States Treasury Notes	(AA+, Aaa)	11/30/17	2.250	30,351,570
33,000	United States Treasury Notes	(AA+, Aaa)	11/30/18	1.000	32,903,310
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $665,795,748)					666,346,585

SHORT-TERM INVESTMENT (1.0%)
36,840	State Street Bank and Trust Co. Euro Time Deposit (Cost $36,839,658)		02/01/17	0.010	36,839,658
TOTAL INVESTMENTS AT VALUE (99.7%) (Cost $3,763,160,510)					3,801,303,686

OTHER ASSETS IN EXCESS OF LIABILITIES (0.3%)					9,868,920

NET ASSETS (100.0%)					$3,811,172,606

†              Credit ratings given by the Standard & Poor’s Division of The McGraw-Hill Companies, Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.

(1)        Variable rate obligation — The interest rate shown is as of January 31, 2017.

(2)        Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.  At January 31, 2017, these securities amounted to a value of $101,287,335 or 2.6% of net assets.

(3)        Return on security is linked to the Bloomberg Commodity Index Total Return. The Bloomberg Commodity Index Total Return is composed of futures contracts on 22 physical commodities.

(4)        Step Bond — The interest rate shown is as of January 31, 2017 and will reset at a future date.

(5)        At January 31, 2017, $30,068,690 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.

(6)        At January 31, 2017, $81,762,387 in the value of these securities has been pledged as collateral for open swap contracts.

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase

Agriculture
	USD	May 2017	17	$362,813	$(2,354)
Energy
	USD	Mar 2017	730	22,754,100	$693,157
	USD	Apr 2018	248	7,249,040	(27,511)
					$665,646

Livestock
	USD	Apr 2017	6	220,110	$(4,804)
Precious Metals
	USD	Jun 2017	1	121,450	$1,167
Contracts to Sell

Agriculture
	USD	May 2017	(4)	(91,661)	$(467)
Energy
	USD	Apr 2017	(730)	(23,104,500)	$(669,832)
	USD	May 2017	(19)	(917,954)	21,810
	USD	Mar 2018	(248)	(8,503,920)	174,408
					$(473,614)
Net unrealized appreciation (depreciation)					$185,574

Commodity Index Swap Contracts

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$61,609,597	03/01/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(805,130)
USD	74,186,874	03/01/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(874,130)
USD	399,006,338	03/01/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(5,231,175)
USD	94,798,930	03/01/17	Bank of America	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,239,402)
USD	29,621,722	03/01/17	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(387,331)
USD	169,591,792	03/01/17	Barclays	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,056,581)
USD	87,479,595	03/01/17	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,143,909)
USD	156,040,621	03/01/17	BNP Paribas	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,892,350)
USD	131,076,647	03/01/17	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,713,446)
USD	174,597,650	03/01/17	CIBC	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,116,281)
USD	169,243,469	03/01/17	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,212,366)
USD	134,687,018	03/01/17	Citigroup	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,633,303)
USD	20,000,000	03/01/17	Goldman Sachs	3-month T-Bill Rate plus a negotiated dealer rate(1)	Commodity Index Return	87,786
USD	154,955,004	03/01/17	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,026,180)
USD	226,319,851	03/01/17	Goldman Sachs	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,744,068)
USD	208,145,874	03/01/17	JPMorgan Chase	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,523,714)
USD	534,250,998	03/01/17	Macquarie	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(6,989,630)
USD	80,204,841	03/01/17	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(972,616)
USD	161,212,791	03/01/17	Morgan Stanley	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,108,006)
USD	164,120,262	03/01/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(1,990,230)
USD	184,111,846	03/01/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,319,066)

Commodity Index Swap Contracts (continued)

Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Net Unrealized Appreciation (Depreciation)
USD	$42,666,702	03/01/17	Societe Generale	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	$(557,907)
USD	172,650,813	03/01/17	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(2,257,569)
USD	34,413,156	03/01/17	UBS	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(417,316)
USD	21,000,371	03/01/17	Wells Fargo	Commodity Index Return(1)	3-month T-Bill Rate plus a negotiated dealer rate	(254,221)
						$(46,378,141)

(1)        The Commodity Index Return is comprised of futures contracts on physical commodities.

SECURITY VALUATION —  The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis.  The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Trustees (the “Board”) to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Fund to calculate its net asset value may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the investment adviser to be unreliable, the market price may be determined by the investment adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved and established by the Board.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Accounting principles generally accepted in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of January 31, 2017 in valuing the Fund’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$101,287,335	$—	$101,287,335
United States Agency Obligations	—	2,996,830,108	—	2,996,830,108
United States Treasury Obligations	—	666,346,585	—	666,346,585
Short-term Investments	—	36,839,658	—	36,839,658
	$—	$3,801,303,686	$—	$3,801,303,686
Other Financial Instruments*
Futures Contracts	$889,268	$—	$—	$889,268
Swap Contracts	—	87,786	—	87,786

Liabilities	Level 1	Level 2	Level 3	Total
Other Financial Instruments*
Futures Contracts	$703,694	$—	$—	$703,694
Swap Contracts	—	46,465,927	—	46,465,927

*            Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended January 31, 2017, there were no transfers among Level 1, Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Fund is available in the most recent Report to Shareholders. This information is also available on the Fund’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.

Item 2:                                                        Controls and Procedures

(a)                                 As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)), were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:                                                        Exhibits

1.                                      The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE COMMODITY STRATEGY FUNDS

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 17, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/John G. Popp
Name:	John G. Popp
Title:	Chief Executive Officer and President
Date:	March 17, 2017

/s/Laurie Pecha
Name:	Laurie Pecha
Title:	Chief Financial Officer
Date:	March 17, 2017